North Square Spectrum Alpha Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 2.2%
9,700 iShares® Russell 2000 ETF $ 1,829,517
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,754,787) 1,829,517
Shares Fair Value
MUTUAL FUNDS — 94.8%
707,808
North Square Advisory Research Small Cap Growth Fund,
Class I
(a)
7,969,913
1,375,846 North Square Advisory Research Small Value Fund, Class I
(a)
14,033,633
4,415,121 North Square Dynamic Small Cap Fund, Class I
(a)(b)
55,100,708
TOTAL MUTUAL FUNDS (Cost $83,516,313) 77,104,254
Shares Fair Value
SHORT-TERM INVESTMENTS — 4.4%
3,558,739
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$3,558,739)
(c)
3,558,739
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,558,739) 3,558,739
TOTAL INVESTMENTS - 101.4% (Cost
$88,829,839) $ 82,492,510
Liabilities in Excess of Other Assets- (1.4)% (1,124,799)
NET ASSETS - 100.0% $ 81,367,711
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2023, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I were 67.7% of the Fund.
(c) Rate disclosed is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund

North Square Dynamic Small Cap Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9%
COMMUNICATIONS - 3.9%
CABLE & SATELLITE - 0.2%
26,620 WideOpenWest, Inc.
(a)
$ 215,622
COMMERCIAL SUPPORT SERVICES - 0.5%
9,370 Cimpress PLC
(a)
605,396
ENTERTAINMENT CONTENT - 0.9%
37,660 AMC Networks, Inc., Class A
(a)
438,362
30,150 Sciplay Corp.
(a)
684,405
1,122,767
INTERNET MEDIA & SERVICES - 1.4%
88,870 Upwork, Inc.
(a)
1,316,165
8,390 Yelp, Inc.
(a)
359,512
1,675,677
TELECOMMUNICATIONS - 0.9%
2,410 Cogent Communications Holdings, Inc. 170,098
52,310 GOGO, Inc.
(a)
593,718
9,050 IDT Corp., Class B
(a)
211,589
9,200 Ooma, Inc.
(a)
129,628
1,105,033
TOTAL COMMUNICATIONS 4,724,495
CONSUMER DISCRETIONARY - 14.1%
AUTOMOTIVE - 3.3%
141,500 Garret Motion, Inc.
(a)
1,098,040
34,690 Harley-Davidson, Inc. 1,170,788
32,160 Modine Manufacturing Co.
(a)
1,530,494
5,760 Sleep Number Corp., Class A
(a)
147,341
3,946,663
CONSUMER SERVICES - 0.8%
89,390 Chegg, Inc.
(a)
912,672
E-COMMERCE DISCRETIONARY - 0.5%
71,730 Rover Group, Inc.
(a)
485,612
19,220 Solo Brands, Inc., Class A
(a)
107,440
593,052
ENTERTAINMENT CONTENT - 0.1%
7,970 Inspired Entertainment, Inc.
(a)
105,045
HOME & OFFICE PRODUCTS - 0.1%
9,080 Arhaus Inc
(a)
89,892
HOME CONSTRUCTION - 4.8%
30,930 Green Brick Partners, Inc.
(a)
1,529,798

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
HOME CONSTRUCTION - 4.8% (Continued)
15,640 Interface, Inc. $ 161,561
7,800 Landesa Home Corp.
(a)
75,582
17,600 M/I Homes, Inc.
(a)
1,727,967
5,410 Meritage Homes Corp. 752,206
20,880 Taylor Morrison Home Corp.
(a)
989,712
17,490 TRI Pointe Homes, Inc.
(a)
543,939
5,780,765
LEISURE FACILITIES & SERVICES - 2.5%
21,980 St. Joe Co. (The) 1,357,045
29,240 Travel + Leisure Co. 1,175,448
22,880 Xponential Fitness, Inc., Class A
(a)
495,581
3,028,074
RETAIL - DISCRETIONARY - 2.0%
32,800 Aaron's Co., Inc. (The)
(a)
395,896
99,650 Aspen Aerogels, Inc.
(a)
606,869
7,240 Genesco, Inc.
(a)
248,187
830 Group 1 Automotive, Inc. 219,469
22,770 Rush Enterprises, Inc., Class A 942,905
2,413,326
TOTAL CONSUMER DISCRETIONARY 16,869,489
CONSUMER STAPLES - 6.9%
BEVERAGES - 1.5%
4,410 National Beverage Corp.
(a)
226,277
55,230 Vita Coco Co., Inc. (The)
(a)
1,562,457
1,788,734
FOOD - 0.8%
5,790 Cal-Maine Foods, Inc. 276,704
590 John B. Sanfilippo & Son, Inc. 59,207
50,610 Vital Farms, Inc.
(a)
596,185
932,096
HOUSEHOLD PRODUCTS - 3.3%
17,633 e.l.f. Beauty, Inc.
(a)
2,445,874
11,080 Inter Parfums, Inc. 1,548,209
3,994,083
RETAIL - CONSUMER STAPLES - 0.5%
7,230 PriceSmart, Inc. 574,640
TOBACCO & CANNABIS - 0.2%
9,750 Turning Point Brands, Inc. 240,045

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
WHOLESALE - CONSUMER STAPLES - 0.6%
36,740 United Natural Foods, Inc.
(a)
$ 739,576
TOTAL CONSUMER STAPLES 8,269,174
ENERGY - 8.0%
OIL & GAS PRODUCERS - 3.9%
106,340 Equitrans Midstream Corp. 1,020,864
55,510 Evolution Petroleum Corp. 469,615
14,090 PBF Energy, Inc., Class A 660,680
32,850 SM Energy Co. 1,389,884
40,810 Viper Energy Partners LP 1,135,334
4,676,377
OIL & GAS SERVICES & EQUIP - 0.4%
34,954 MRC Global, Inc.
(a)
325,771
28,850 TETRA Technologies, Inc.
(a)
158,387
484,158
OIL & GAS SERVICES & EQUIPMENT - 1.5%
97,700 Liberty Energy, Inc., Class A 1,558,315
31,530 Newpark Resources, Inc.
(a)
188,549
1,746,864
TRANSPORTATION & LOGISTICS - 1.5%
20,010 DHT Holdings, Inc. 185,093
9,960 International Seaways, Inc.
(a)
427,981
7,870 Scorpio Tankers, Inc. 397,514
17,240 Teekay Corp.
(a)
110,508
16,240 Teekay Tankers Ltd., Class A 660,643
1,781,739
UTILITIES - 0.7%
28,880 New Fortress Energy, Inc., Class A 896,435
TOTAL ENERGY 9,585,573
FINANCIALS - 9.8%
ASSET MANAGEMENT - 0.3%
9,580 Federated Hermes, Inc., Class B 333,001
BANKING - 4.6%
9,860 Amalgamated Bank 176,691
31,524 Bancorp, Inc. (The)
(a)
1,157,247
27,990 Bank of N.T. Butterfield & Son Ltd. (The) 815,069
9,250 BankUnited, Inc. 242,813
4,990 Central Pacific Financial Corp. 84,680
29,695 Customers Bancorp, Inc.
(a)
1,043,482
24,840 First BanCorp. 344,282

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
BANKING - 4.6% (Continued)
73,770 First Foundation, Inc.
(a)
$ 579,832
18,058 Hanmi Financial Corp. 312,765
22,250 Heritage Commerce Corp. 192,908
3,030 Live Oak Bancshares, Inc. 97,990
2,250 Unity Bancorp, Inc.
(a)
54,371
24,290 Veritex Holdings, Inc. 456,895
5,559,025
COMMERCIAL SUPPORT SERVICES - 1.1%
5,857 CorVel Corp.
(a)
1,267,748
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
97,010 BGC Group, Inc.
(a)
479,229
INSURANCE - 2.8%
23,370 Brighthouse Financial, Inc.
(a)
1,160,553
3,650 Goosehead Insurance, Inc., Class A
(a)
254,989
18,280 James River Group Holdings, Ltd. 266,157
37,960 Lincoln National Corp. 974,054
10,050 NMI Holdings, Inc., Class A
(a)
287,631
4,300 Palomar Holdings, Inc.
(a)
219,343
20,810 SiriusPoint Ltd.
(a)
230,159
3,392,886
SPECIALTY FINANCE - 0.6%
25,252 Enact Holdings, Inc. 723,722
TOTAL FINANCIALS 11,755,611
HEALTH CARE - 14.9%
BIOTECH & PHARMA - 8.6%
31,440 89Bio, Inc.
(a)
538,882
16,710 ACADIA Pharmaceuticals, Inc.
(a)
451,504
47,160 Alkermes PLC
(a)
1,376,599
53,670 Allakos, Inc.
(a)
154,570
117,450 Amneal Pharmaceuticals, Inc.
(a)
480,371
21,630 Arvinas, Inc.
(a)
610,182
7,360 Corcept Therapeutics, Inc.
(a)
240,893
37,830 Dyne Therapeutics, Inc.
(a)
431,262
20,960 ImmunoGen, Inc.
(a)
332,006
4,960 Intra-Cellular Therapies, Inc.
(a)
275,379
48,740 Iovance Biotherapeutics, Inc.
(a)
294,390
61,190 Kura Oncology, Inc.
(a)
607,617
9,620 Kymera Therapeutics, Inc.
(a)
183,550
12,950 Merus NV
(a)
289,692
9,380 Mirati Therapeutics, Inc.
(a)
348,936
22,310 Ocular Therapeutix, Inc.
(a)
84,332

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
BIOTECH & PHARMA - 8.6% (Continued)
18,240 Olema Pharmaceuticals, Inc.
(a)
$ 185,136
24,541 PetIQ, Inc., Class A
(a)
468,242
4,030 RAPT Therapeutics, Inc.
(a)
76,973
9,120 Replimune Group, Inc.
(a)
186,230
65,000 Syndax Pharmaceuticals
(a)
1,203,149
87,550 uniQure NV
(a)
762,560
16,920 Xenon Pharmaceuticals, Inc.
(a)
659,542
16,280 Y-mAbs Therapeutics, Inc.
(a)
82,540
10,324,537
HEALTH CARE FACILITIES & SERVICES - 5.2%
9,370 AirSculpt Technologies, Inc.
(a)
71,962
48,890 GoodRx Holdings, Inc., Class A
(a)
319,252
7,242 Medpace Holdings, Inc.
(a)
1,957,294
59,190 Owens & Minor, Inc.
(a)
1,000,311
47,270 Patterson Companies, Inc. 1,419,991
14,940 Pennant Group, Inc. (The)
(a)
178,981
35,550 Progyny, Inc.
(a)
1,327,437
6,275,228
MEDICAL EQUIPMENT & DEVICES - 1.1%
14,760 Adaptive Biotechnologies Corp.
(a)
99,925
12,950 AxoGen, Inc.
(a)
81,067
10,550 Lantheus Holdings, Inc.
(a)
722,042
20,310 Tactile Systems Technology, Inc.
(a)
384,875
1,287,909
TOTAL HEALTH CARE 17,887,674
INDUSTRIALS - 11.4%
AEROSPACE & DEFENSE - 2.0%
23,040 AAR Corp.
(a)
1,419,263
25,990 Mercury Systems, Inc.
(a)
1,020,108
2,439,371
COMMERCIAL SUPPORT SERVICES - 1.8%
24,390 Brady Corp., Class A 1,230,231
55,550 Enviri Corp.
(a)
413,848
4,500 TriNet Group, Inc.
(a)
499,185
2,143,264
ELECTRICAL EQUIPMENT - 0.2%
2,860 Itron, Inc.
(a)
195,653
ENGINEERING & CONSTRUCTION - 2.6%
9,590 Encore Wire Corp. 1,580,527
47,280 Frontdoor, Inc.
(a)
1,551,730
3,132,257

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
35,010 Janus International Group, Inc., Class A
(a)
$ 400,865
INDUSTRIAL SUPPORT SERVICES - 1.5%
7,780 Applied Industrial Technologies, Inc. 1,200,998
17,430 Titan Machinery, Inc.
(a)
540,679
1,741,677
MACHINERY - 0.3%
23,930 CECO Environmental Corp.
(a)
329,755
5,650 Luxfer Holdings PLC
(a)
67,970
397,725
RETAIL - DISCRETIONARY - 1.9%
8,095 BlueLinx Holdings, Inc.
(a)
722,560
21,990 GMS, Inc.
(a)
1,524,786
2,247,346
TRANSPORTATION & LOGISTICS - 0.8%
3,710 Air Transport Services Group, Inc.
(a)
79,988
6,430 Hub Group, Inc., Class A
(a)
501,797
53,380 Safe Bulkers, Inc. 171,350
4,250 SkyWest, Inc.
(a)
191,675
944,810
TOTAL INDUSTRIALS 13,642,968
MATERIALS - 5.5%
CHEMICALS - 1.6%
6,640 Innospec, Inc. 713,269
33,230 Orion Engineered Carbons SA 751,663
2,230 WD-40 Co. 479,160
1,944,092
CONTAINERS & PACKAGING - 0.1%
12,460 Pactiv Evergreen, Inc. 102,421
FORESTRY, PAPER & WOOD PRODUCTS - 3.7%
17,520 Boise Cascade Co. 1,916,163
8,440 Louisiana-Pacific Corp. 527,331
18,120 UFP Industries, Inc. 1,890,822
4,334,316
METALS & MINING - 0.1%
67,730 Coeur Mining, Inc.
(a)
163,229
TOTAL MATERIALS 6,544,058
REAL ESTATE - 5.3%

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
HOME CONSTRUCTION - 1.0%
40,557 Forestar Group, Inc.
(a)
$ 1,156,280
REAL ESTATE SERVICES - 1.2%
78,900 Anywhere Real Estate, Inc.
(a)
517,584
13,550 Assetmark Financial Holdings, Inc.
(a)
391,460
157,000 Compass, Inc., Class A
(a)
565,200
1,474,244
REIT - 3.1%
40,198 American Assets Trust, Inc. 860,639
41,290 Brandywine Realty Trust 206,450
18,950 Chatham Lodging Trust 185,331
86,170 Hudson Pacific Properties, Inc. 586,818
19,890 National Storage Affiliates Trust 668,304
13,880 Ryman Hospitality Properties, Inc. 1,180,216
3,687,758
TOTAL REAL ESTATE 6,318,282
TECHNOLOGY - 18.0%
COMMERCIAL SUPPORT SERVICES - 1.4%
20,260 ASGN, Inc.
(a)
1,664,562
ELECTRICAL EQUIPMENT - 0.4%
7,080 Camtek Ltd.
(a)
426,924
SEMICONDUCTORS - 2.0%
67,040 ACM Research, Inc., Class A
(a)
1,177,223
4,920 Alpha & Omega SemiConductor Ltd.
(a)
155,226
3,460 NVE Corp. 306,037
8,180 Synaptics, Inc.
(a)
716,077
2,354,563
SOFTWARE - 7.8%
15,360 Agilysys, Inc.
(a)
1,083,570
21,600 Alarm.com Holdings, Inc.
(a)
1,265,111
12,420 American Software, Inc., Class A 143,203
5,420 Amplitude, Inc.
(a)
63,306
11,210 Avid Technology, Inc.
(a)
298,859
10,180 Bandwidth, Inc., Class A
(a)
146,287
11,340 Clear Secure Inc
(a)
246,532
22,830 CommVault Systems, Inc.
(a)
1,559,516
8,510 Donnelley Financial Solutions, Inc.
(a)
419,288
2,530 Duolingo, Inc.
(a)
372,315
4,980 GitLab, Inc.
(a)
235,903
6,817 IBEX Ltd.
(a)
133,341
2,900 PDF Solutions, Inc.
(a)
105,386

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.9% (Continued)
SOFTWARE - 7.8% (Continued)
18,130 Sapiens International Corp. NV $ 541,906
68,230 Sprinklr Inc, Class A
(a)
1,032,319
30,910 Teradata Corp.
(a)
1,430,205
31,270 Weave Communications, Inc.
(a)
319,267
9,396,314
TECHNOLOGY HARDWARE - 5.4%
70,150 A10 Networks, Inc. 1,044,534
42,360 Arlo Technologies, Inc.
(a)
413,857
28,730 Avnet, Inc. 1,458,048
58,280 Extreme Networks, Inc.
(a)
1,599,785
4,085 Fabrinet
(a)
656,745
37,060 Goosehead Insurance, Inc., Class A
(a)
212,724
8,360 Sanmina Corp.
(a)
465,652
10,830 ScanSource, Inc.
(a)
355,007
3,710 Vicor Corp.
(a)
251,427
6,457,779
TECHNOLOGY SERVICES - 1.0%
36,850 ExlService Holdings, Inc.
(a)
1,077,126
13,960 Open Lending Corp.
(a)
115,170
1,192,296
TOTAL TECHNOLOGY 21,492,438
UTILITIES - 1.1%
ELECTRIC UTILITIES - 1.1%
55,400 Clearway Energy, Inc., Class C 1,372,258
TOTAL UTILITIES 1,372,258
TOTAL COMMON STOCKS
(Cost $107,608,702) 118,462,020
Shares Fair Value
EXCHANGE-TRADED FUNDS — 0.0%
(b)
7 iShares® Russell 2000 ETF 1,320
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,300) 1,320
Shares Fair Value
RIGHTS — 0.0%
(b)
BIOTECH & PHARMA - 0.0%
(b)
29,400 Novartis A.G. CVR –
TOTAL RIGHTS (Cost $–) –

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.7%
867,231
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$867,231)
(c)
$ 867,231
TOTAL SHORT-TERM INVESTMENTS (Cost $867,231) 867,231
TOTAL INVESTMENTS - 99.6% (Cost
$108,477,233) $ 119,330,571
Other Assets in Excess of Liabilities- 0.4% 497,334
NET ASSETS - 100.0% $ 119,827,905
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund
LP - Limited Partnership
LTD - Limited Company
NV - Naamioze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

North Square Advisory Research Small Cap Growth Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.2%
COMMUNICATIONS - 1.6%
INTERNET MEDIA & SERVICES - 1.6%
1,700 Integral Ad Science Holding Corp.
(a)
$ 24,259
5,380 Opera Ltd. - ADR 80,324
3,177 Upwork, Inc.
(a)
47,051
151,634
TOTAL COMMUNICATIONS 151,634
CONSUMER DISCRETIONARY - 17.4%
APPAREL & TEXTILE PRODUCTS - 1.8%
6,391 Ermenegildo Zegna NV
(a)
95,737
2,660 On Holding AG
(a)
76,688
172,425
AUTOMOTIVE - 2.2%
4,353 Modine Manufacturing Co.
(a)
207,159
CONSUMER SERVICES - 1.7%
6,807 Coursera, Inc.
(a)
118,374
4,821 Weight Watchers International, Inc.
(a)
46,812
165,186
HOME & OFFICE PRODUCTS - 0.5%
4,758 Arhaus Inc
(a)
47,104
HOME CONSTRUCTION - 1.5%
1,971 Green Brick Partners, Inc.
(a)
97,486
1,036 Taylor Morrison Home Corp.
(a)
49,106
146,592
LEISURE FACILITIES & SERVICES - 6.5%
8,659 Arcos Dorados Holdings, Inc., Class A 85,464
15,285 Genius Sports Ltd.
(a)
101,492
1,088 Kura Sushi USA, Inc., Class A
(a)
95,059
7,655 Life Time Group Holdings, Inc.
(a)
131,666
1,302 Portillos, Inc., Class A
(a)
23,879
12,737 Sweetgreen, Inc.
(a)
182,904
620,464
RETAIL - DISCRETIONARY - 3.2%
769 Academy Sports & Outdoors, Inc. 41,964
1,247 Beacon Roofing Supply, Inc.
(a)
99,573
688 Boot Barn Holdings, Inc.
(a)
63,124
1,912 Carvana Co.
(a)
96,269
300,930
TOTAL CONSUMER DISCRETIONARY 1,659,860
CONSUMER STAPLES - 0.9%

North Square Advisory Research Small Cap Growth Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.2% (Continued)
RETAIL - CONSUMER STAPLES - 0.9%
1,999 Sprouts Farmers Market, Inc.
(a)
$ 81,539
TOTAL CONSUMER STAPLES 81,539
ENERGY - 5.3%
OIL & GAS PRODUCERS - 3.0%
6,817 Kosmos Energy Ltd.
(a)
49,628
2,171 Matador Resources Co. 137,858
2,284 Northern Oil and Gas, Inc. 95,540
283,026
OIL & GAS SERVICES & EQUIPMENT - 2.3%
2,052 Noble Corp. PLC, Class A 108,222
1,303 Weatherford International PLC
(a)
115,342
223,564
TOTAL ENERGY 506,590
FINANCIALS - 3.9%
ASSET MANAGEMENT - 3.9%
1,845 Avantax, Inc.
(a)
38,597
3,635 Donnelley Financial Solutions, Inc.
(a)
179,097
4,421 Victory Capital Holdings, Inc., Class A 152,171
369,865
TOTAL FINANCIALS 369,865
HEALTH CARE - 20.3%
BIOTECH & PHARMA - 7.3%
6,668
Avadel Pharmaceuticals Public Limited Co.
- ADR
(a)
90,085
1,517 Immunocore Holdings PLC - ADR
(a)
85,362
863 Intra-Cellular Therapies, Inc.
(a)
47,914
3,366 Kiniksa Pharmaceuticals Ltd.
(a)
57,996
742 Krystal Biotech, Inc.
(a)
92,364
539 Prothena Corp. PLC
(a)
28,470
9,205 Roivant Sciences Ltd.
(a)
106,502
2,214 Vaxcyte, Inc.
(a)
114,950
1,757 Xenon Pharmaceuticals, Inc.
(a)
68,488
692,131
HEALTH CARE FACILITIES & SERVICES - 4.2%
1,390 HealthEquity, Inc.
(a)
93,895
618 Medpace Holdings, Inc.
(a)
167,027
14,859 Oscar Health, Inc., Class A
(a)
93,166
1,965 Privia Health Group, Inc.
(a)
51,581
405,669

North Square Advisory Research Small Cap Growth Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.2% (Continued)
MEDICAL EQUIPMENT & DEVICES - 8.8%
9,029 Alphatec Holdings, Inc.
(a)
$ 147,624
493 Axonics, Inc.
(a)
28,249
2,920 InMode Ltd.
(a)
114,143
1,688 Natera, Inc.
(a)
99,136
5,994 RxSight, Inc.
(a)
173,886
4,190 TransMedics Group, Inc.
(a)
274,989
838,027
TOTAL HEALTH CARE 1,935,827
INDUSTRIALS - 23.7%
COMMERCIAL SUPPORT SERVICES - 3.0%
2,513 Huron Consulting Group, Inc.
(a)
251,175
3,315 LegalZoom.com, Inc.
(a)
37,824
288,999
CONSTRUCTION MATERIALS - 1.8%
4,414 Tecnoglass, Inc. 172,014
CONTAINERS & PACKAGING - 1.7%
8,115 O-I Glass, Inc.
(a)
161,164
ELECTRICAL EQUIPMENT - 5.6%
1,520 AAON, Inc. 95,851
3,900 BWX Technologies, Inc. 287,664
2,458 Camtek Ltd.
(a)
148,217
531,732
ENGINEERING & CONSTRUCTION - 3.2%
1,338 Fluor Corp.
(a)
46,817
969 IES Holdings, Inc.
(a)
72,656
1,300 MYR Group, Inc.
(a)
184,690
304,163
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.7%
398 Chart Industries, Inc.
(a)
71,871
1,218 Mueller Industries, Inc. 93,981
165,852
MACHINERY - 4.3%
1,025 Albany International Corp., Class A 95,038
967 Standex International, Inc. 148,560
3,964 Symbotic, Inc., Class A
(a)
165,656
409,254
STEEL - 2.4%
5,077 Allegheny Technologies, Inc.
(a)
230,140
TOTAL INDUSTRIALS 2,263,318

North Square Advisory Research Small Cap Growth Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.2% (Continued)
MATERIALS - 0.9%
CONSTRUCTION MATERIALS - 0.9%
535 Simpson Manufacturing Co., Inc. $ 85,472
TOTAL MATERIALS 85,472
TECHNOLOGY - 25.2%
SEMICONDUCTORS - 5.6%
4,418 Aehr Test Systems
(a)
225,362
1,162 Axcelis Technologies, Inc.
(a)
223,278
3,236 Veeco Instruments, Inc.
(a)
94,459
543,099
SOFTWARE - 16.3%
5,833 Alkami Technology, Inc.
(a)
101,611
4,538 C3.ai, Inc., Class A
(a)
140,769
18,531 Cellebrite DI Ltd
(a)
149,175
1,248 Docebo, Inc.
(a)
54,700
818 Duolingo, Inc.
(a)
120,377
2,031 Fastly, Inc., Class A
(a)
48,317
2,226 Freshworks, Inc.
(a)
48,683
2,804 IonQ, Inc.
(a)
48,201
963 Monday.com Ltd.
(a)
170,875
1,171 PDF Solutions, Inc.
(a)
42,554
3,164 Perion Network Ltd.
(a)
105,013
11,021 Samsara, Inc., Class A
(a)
301,534
1,912 Vertex, Inc., Class A
(a)
42,810
1,688 Workiva, Inc., Class A
(a)
188,802
1,563,421
TECHNOLOGY HARDWARE - 3.0%
1,523 ESCO Technologies, Inc. 162,976
2,333 Harmonic, Inc.
(a)
24,916
344 Super Micro Computer, Inc.
(a)
94,628
282,520
TECHNOLOGY SERVICES - 0.3%
1,704 Paymentus Holdings, Inc.
(a)
25,662
TOTAL TECHNOLOGY 2,414,702
TOTAL COMMON STOCKS
(Cost $7,881,671) 9,468,807

North Square Advisory Research Small Cap Growth Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.1%
9,615
First American Treasury Obligations
Fund, Class X, 5.20% (Cost $9,615)
(b)
$ 9,615
TOTAL SHORT-TERM INVESTMENTS (Cost $9,615) 9,615
TOTAL INVESTMENTS - 99.3% (Cost
$7,891,286) $ 9,478,422
Other Assets in Excess of Liabilities- 0.7% 67,544
NET ASSETS - 100.0% $ 9,545,966
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.
ADR - American Depositary Receipt
LTD - Limited Company
NV - Naamioze Vennootschap
PLC - Public Limited Company

North Square Multi Strategy Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 32.1%
16,000 Invesco® S&P 500® GARP ETF $ 1,510,880
10,060 iShares® Core S&P 500® ETF 4,554,062
19,000 Vanguard® Dividend Appreciation ETF 3,098,900
4,800 Vanguard® Growth ETF 1,388,544
19,185 Vanguard® Value ETF 2,753,239
TOTAL EXCHANGE-TRADED FUNDS
(Cost $12,980,937) 13,305,625
Shares Fair Value
MUTUAL FUNDS — 66.5%
128,057
North Square Advisory Research Small Cap Growth Fund,
Class I
(a)
1,441,922
215,696 North Square Advisory Research Small Value Fund, Class I
(a)
2,200,102
483,150 North Square Altrinsic International Equity Fund, Class I
(a)
5,029,595
695,306 North Square Dynamic Small Cap Fund, Class I
(a)
8,677,416
385,702 North Square McKee Bond Fund, Class I
(a)
3,336,320
350,829 North Square Preferred And Income Securities Fund, Class I
(a)
6,535,938
43,228 North Square Strategic Income Fund, Class I
(a)
374,783
TOTAL MUTUAL FUNDS (Cost $25,921,195) 27,596,076
Shares Fair Value
SHORT-TERM INVESTMENTS — 2.4%
991,343
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$991,343)
(b)
991,343
TOTAL SHORT-TERM INVESTMENTS (Cost $991,343) 991,343
TOTAL INVESTMENTS - 101.0% (Cost
$39,893,475) $ 41,893,044
Liabilities in Excess of Other Assets- (1.0)% (431,983)
NET ASSETS - 100.0% $ 41,461,061
(a) Affiliated Company.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund

North Square Preferred and Income Securities Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 98.1%
ASSET MANAGEMENT — 4.2%
2,500,000 UBS Group AG, 4.375%, Perpetual $ 1,851,250
1,000,000 UBS Group AG, 6.875%, Perpetual 940,787
2,792,037
AUTOMOTIVE — 1.9%
1,557,000 General Motors Financial Co., Inc., 5.750%, Perpetual 1,280,633
BANKING — 65.1%
2,000,000 Banco Santander SA, 4.750%, Perpetual 1,532,194
1,000,000 Barclays PLC, 6.125%, Perpetual 888,693
3,000,000 BNP Paribas SA, 4.625%, Perpetual 2,490,000
3,750,000 Citigroup, Inc., 3.875%, Perpetual 3,290,775
1,553,000 Citizens Financial Group, Inc., 4.000%, Perpetual 1,178,603
822,000 Citizens Financial Group, Inc., 8.533%, Perpetual 735,673
2,047,000 Comerica, Inc., 5.625%, Perpetual 1,885,738
1,500,000 Credit Agricole SA, 6.875%, Perpetual 1,478,325
2,000,000 Fifth Third Bancorp, 8.571%, 12/31/49 1,918,320
2,000,000 HSBC Holdings PLC, 4.700%, Perpetual 1,554,035
1,000,000 Huntington Bancshares, Inc., 4.045%, 03/15/68 850,560
1,606,000 Huntington Bancshares, Inc., 8.450%, Perpetual 1,459,625
3,000,000 ING Groep NV, 3.875%, Perpetual 2,235,450
2,413,000
JPMorgan Chase & Co., Series HH, 4.600%, (United States
SOFR + 3.125%), Perpetual
(a)
2,269,909
3,837,000
KeyCorp, 5.000%, (ICE LIBOR USD 3 Month + 3.606%),
Perpetual
2,984,802
2,000,000 Lloyds Banking Group PLC, 8.000%, Perpetual 1,815,467
3,537,000 M&T Bank Corp., 3.500%, Perpetual 2,523,191
117,000 M&T Bank Corp., 5.000%, Perpetual 100,388
254,000 M&T Bank Corp., Series F, 5.125%, Perpetual 211,184
2,500,000 NatWest Group PLC, 4.600%, Perpetual 1,708,195
11,000 PNC Finacial Services, 5.000%, Perpetual 9,654
1,200,000 Societe Generale SA, 4.750%, Perpetual 980,508
2,500,000 Standard Chartered PLC, 4.300%, Perpetual 1,845,204
1,800,000 Svenska Handelsbanken AB, 4.750%, Perpetual 1,404,000
2,873,000 Truist Financial Corp., Series N, 4.800%, Perpetual 2,551,224
750,000 US Bancorp, 5.300%, Perpetual 639,760
3,000,000
Wells Fargo & Co., Series BB, 3.900%, (Yield of U.S.
Treasury Note with a Constant Maturity of 5 Years +
3.453%), Perpetual
(a)
2,661,375
43,202,852
ELECTRIC UTILITIES — 6.8%
2,000,000 American Electric Power Co., Inc., 3.875%, Perpetual 1,622,509
1,491,000 Duke Energy Corp., 3.250%, 01/15/82 1,105,581
1,858,000 Emera , Inc., 6.700%, 06/15/76 1,790,648
4,518,738

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
INSTITUTIONAL FINANCIAL SERVICES — 3.0%
1,784,000 Goldman Sachs Group, Inc. (The), 3.650%, Perpetual $ 1,461,988
505,000 Goldman Sachs Group, Inc. (The), 7.500%, Perpetual 508,788
1,970,776
INSURANCE — 2.1%
400,000 Allianz SE, 6.350%, 09/06/53
(b)
401,560
1,000,000 Corebridge Financial, Inc., 6.875%, Perpetual
(b)
973,834
1,375,394
OIL & GAS PRODUCERS — 5.8%
700,000 Energy Transfer LP, Series G, 7.125%, Perpetual 621,166
1,500,000 Energy Transfer LP, 9.654%, Perpetual
(a)
1,381,875
2,000,000
Plains All American Pipeline LP, Series B, 9.736%,
Perpetual
(a)
1,844,990
3,848,031
SPECIALTY FINANCE — 9.2%
4,000,000 Ally Financial, Inc., Series B, 4.700%, Perpetual 2,822,314
3,050,000 Capital One Financial Corp., 3.950%, Perpetual 2,348,500
1,242,000 Discover Financial Services, Series C, 5.500%, Perpetual 929,202
6,100,016
TOTAL CORPORATE BONDS
(Cost $63,892,927) 65,088,477
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.3%
863,673
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$863,673)
(c)
863,673
TOTAL SHORT-TERM INVESTMENTS (Cost $863,673) 863,673
TOTAL INVESTMENTS - 99.4% (Cost
$64,756,600) $ 65,952,150
Other Assets in Excess of Liabilities- 0.6% 383,504
NET ASSETS - 100.0% $ 66,335,654
(a) Variable rate security; the rate shown represents the rate on August 31, 2023.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of August 31, 2023 the total market value of 144A securities is 1,375,394 or 2.1% of net assets.
(c) Rate disclosed is the seven day effective yield as of August 31, 2023.
LP - Limited Partnership
NV - Naamioze Vennootschap
PLC - Public Limited Company

North Square Tactical Growth Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 97.0%
168,575 Invesco QQQ Trust, Series 1 $ 63,719,664
460,100 iShares ® J.P. Morgan USD Emerging Markets Bond ETF 39,439,772
383,000 iShares ® MSCI Japan ETF 23,608,120
398,000 iShares ® MSCI Mexico Capped ETF 24,540,680
215,300 iShares ® U.S. Aerospace & Defense ETF 25,011,401
129,440 SPDR® S&P 500® ETF Trust 58,293,304
792,400 Vanguard® FTSE Europe ETF 48,273,008
281,887 Vanguard® Growth ETF 81,544,271
481,500 Vanguard® Total International Bond ETF 23,477,940
666,298 Vanguard® Value ETF 95,620,426
TOTAL EXCHANGE-TRADED FUNDS
(Cost $358,680,122) 483,528,586
Shares Fair Value
SHORT-TERM INVESTMENTS — 3.2%
15,745,419
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$15,745,419)
(a)
15,745,419
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,745,419) 15,745,419
TOTAL INVESTMENTS - 100.2% (Cost
$374,425,541) $ 499,274,005
Liabilities in Excess of Other Assets- (0.2)% (863,578)
NET ASSETS - 100.0% $ 498,410,427
(a) Rate disclose d is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

North Square Tactical Defensive Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 50.7%
144,000 SPDR® Portfolio Developed World EX-US ETF $ 4,642,560
45,100 SPDR® Portfolio Emerging Markets ETF 1,547,832
177,700 SPDR® Portfolio S&P 500® ETF 9,412,769
32,700 SPDR® Portfolio S&P 600® Small Cap ETF 1,284,456
111,000 Vanguard® Total International Stock ETF 6,182,700
36,800 Vanguard® Total Stock Market ETF 8,240,992
TOTAL EXCHANGE-TRADED FUNDS
(Cost $30,217,160) 31,311,309
Shares Fair Value
SHORT-TERM INVESTMENTS — 49.4%
30,559,038
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$30,559,038)
(a)(b)
30,559,038
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,559,038) 30,559,038
TOTAL INVESTMENTS - 100.1% (Cost
$60,776,198) $ 61,870,347
Liabilities in Excess of Other Assets- (0.1)% (61,185)
NET ASSETS - 100.0% $ 61,809,162
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2023, the percentage of net assets invested in First American Treasury Obligations Fund, Class X were 49.4% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
z
Shares Fair Value
COMMON STOCKS — 30.2%
CONSUMER DISCRETIONARY - 2.9%
HOTELS, RESTAURANTS & LEISURE - 1.8%
1,553 McDonald's Corp. $ 436,625
SPECIALTY RETAIL - 1.1%
825 Home Depot, Inc. (The) 272,498
TOTAL CONSUMER DISCRETIONARY 709,123
CONSUMER STAPLES - 4.9%
BANKS - 1.3%
2,098 Procter & Gamble Co. (The) 323,805
FOOD - 0.8%
3,044 General Mills, Inc. 205,957
RETAIL - CONSUMER STAPLES - 1.9%
2,713 Wal-Mart Stores, Inc. 441,161
WHOLESALE - CONSUMER STAPLES - 0.9%
3,023 Sysco Corp. 210,552
TOTAL CONSUMER STAPLES 1,181,475
FINANCIALS - 2.6%
BANKS - 0.9%
6,991 Truist Financial Corp. 213,575
INSURANCE - 1.7%
5,747 Aflac, Inc. 428,554
TOTAL FINANCIALS 642,129
HEALTH CARE - 5.8%
BIOTECH & PHARMA - 3.2%
757 Eli Lilly & Co. 419,530
3,388 Merck & Co., Inc. 369,224
788,754
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
2,081 Abbott Laboratories 214,135
PHARMACEUTICALS - 1.7%
1,297 Johnson & Johnson 209,699
5,869 Pfizer, Inc. 207,645
417,344
TOTAL HEALTH CARE 1,420,233

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 30.2% (Continued)
INDUSTRIALS - 4.9%
AEROSPACE & DEFENSE - 0.9%
1,210 L3 Harris Technologies, Inc. $ 215,489
COMMERCIAL SUPPORT SERVICES - 1.8%
2,719 Waste Management, Inc. 426,284
DIVERSIFIED INDUSTRIALS - 0.9%
933 Illinois Tool Works, Inc. 230,778
INDUSTRIAL SUPPORT SERVICES - 1.3%
456 W.W. Grainger, Inc. 325,648
TOTAL INDUSTRIALS 1,198,199
TECHNOLOGY - 6.1%
SOFTWARE - 2.7%
2,002 Microsoft Corp. 656,176
TECHNOLOGY HARDWARE - 3.4%
4,366 Apple, Inc. 820,240
TOTAL TECHNOLOGY 1,476,416
UTILITIES - 3.0%
ELECTRIC UTILITIES - 3.0%
2,211 Dominion Energy, Inc. 107,322
3,195 Eversource Energy 203,905
6,226 Southern Co. (The) 421,687
732,914
TOTAL UTILITIES 732,914
TOTAL COMMON STOCKS (Cost $2,772,842) 7,360,489
Shares Fair Value
EXCHANGE-TRADED FUNDS — 62.2%
17,250 iShares® Broad USD High Yield Corporate Bond ETF
(a)
611,513
19,420 iShares® Core Dividend Growth ETF 1,009,452
26,400 iShares® MBS ETF
(a)
2,426,160
13,582 Schwab® U.S. Dividend Equity ETF
(a)
1,012,266
132,300 SPDR® Portfolio Intermediate Term Corporate Bond ETF
(a)
4,236,246
53,300 SPDR® Portfolio Long-Term Corporate Bond ETF
(a)
1,201,915
81,800 SPDR® Portfolio Short-Term Corporate Bond ETF
(a)
2,410,646
43,900 VanEck® Vectors Fallen Angel High Yield Bond ETF
(a)
1,217,786

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 62.2% (Continued)
6,234 Vanguard® Dividend Appreciation ETF $ 1,016,765
TOTAL EXCHANGE-TRADED FUNDS
(Cost $15,417,246) 15,142,749
Contracts
PURCHASED OPTIONS- 8.2%
Expiration
Date
Exercise
Price Notional Value Fair Value
CALL OPTIONS PURCHASED - 8.2%
10 S&P 500® Index 09/05/2023 $ 4,700 $ 4,507,660 $ 50
10 S&P 500® Index 09/11/2023 4,650 4,507,660 550
10 S&P 500® Index 09/18/2023 4,500 4,507,660 47,800
10 S&P 500® Index 09/25/2023 4,550 4,507,660 35,350
10 S&P 500® Index 10/02/2023 4,650 4,507,660 11,450
15 S&P 500® Index 12/15/2023 3,700 6,761,490 1,298,475
10 S&P 500® Index 12/15/2023 4,000 4,507,660 582,950
1,976,625
Contracts
PURCHASED OPTIONS- 1.9%
Expiration
Date
Exercise
Price Notional Value Fair Value
PUT OPTIONS PURCHASED - 1.9%
10 S&P 500® Index 09/04/2023 $ 4,350 $ 4,507,660 $ 200
10 S&P 500® Index 09/04/2023 4,425 4,507,660 400
10 S&P 500® Index 09/11/2023 4,275 4,507,660 950
10 S&P 500® Index 09/11/2023 4,300 4,507,660 1,050
10 S&P 500® Index 09/18/2023 4,150 4,507,660 1,625
10 S&P 500® Index 09/18/2023 4,325 4,507,660 4,150
10 S&P 500® Index 09/25/2023 4,200 4,507,660 4,100
10 S&P 500® Index 09/25/2023 4,475 4,507,660 32,400
10 S&P 500® Index 10/02/2023 4,300 4,507,660 11,800
5 S&P 500® Index 12/15/2023 3,300 2,253,830 3,050
5 S&P 500® Index 12/15/2023 3,450 2,253,830 3,975
5 S&P 500® Index 12/15/2023 3,525 2,253,830 4,550
5 S&P 500® Index 12/15/2023 3,825 2,253,830 8,325
5 S&P 500® Index 06/21/2024 3,450 2,253,830 19,075
5 S&P 500® Index 06/21/2024 3,525 2,253,830 21,225
5 S&P 500® Index 06/21/2024 3,550 2,253,830 22,050
5 S&P 500® Index 06/21/2024 3,650 2,253,830 25,425
5 S&P 500® Index 06/21/2024 3,725 2,253,830 28,350
5 S&P 500® Index 06/24/2024 3,775 2,253,830 30,475
5 S&P 500® Index 06/24/2024 3,975 2,253,830 40,950
5 S&P 500® Index 12/23/2024 3,950 2,253,830 63,750
5 S&P 500® Index 12/23/2024 4,100 2,253,830 76,175
100 SPDR® S&P 500® ETF Trust 12/15/2023 405 4,503,500 29,700
50 SPDR® S&P 500® ETF Trust 12/21/2024 360 2,251,750 42,325
476,075

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
Contracts
TOTAL PURCHASED OPTIONS (Cost
- $3,148,884) 2,452,700
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.0%
235,383
First American Treasury Obligations
Fund, Class X, 5.26% (Cost
$235,383)
(b)
$ 235,383
TOTAL SHORT-TERM INVESTMENTS (Cost $235,383) 235,383
TOTAL INVESTMENTS - 103.5% (Cost
$21,575,559) $ 25,192,525
Other Assets in Excess of Liabilities- 0.1% 19,260
NET ASSETS - 100.0% $ 24,334,735
(a) Security held as collateral for written options.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Trilogy Alternative Return Fund
Schedule of Written Options
August 31, 2023 - (Unaudited)
Contracts Description
Expiration
Date Exercise Price Notional Value Fair Value
CALL OPTIONS WRITTEN- (2.2)%
(10) S&P 500® Index 09/18/2023 $ 4,350 $ (4,507,660) $ (173,550)
(10) S&P 500® Index 09/25/2023 4,400 (4,507,660) (138,650)
(10) S&P 500® Index 10/02/2023 4,500 (4,507,660) (72,700)
(5) S&P 500® Index 12/20/2024 4,600 (2,253,830) (209,850)
(594,750)
Contracts Description
Expiration
Date Exercise Price Notional Value Fair Value
PUT OPTIONS WRITTEN - (1.4)%
(10) S&P 500® Index 09/04/2023 $ 4,550 $ (4,507,660) $ (40,550)
(10) S&P 500® Index 10/02/2023 4,500 (4,507,660) (47,000)
(5) S&P 500® Index 12/15/2023 2,925 (2,253,830) (1,625)
(5) S&P 500® Index 12/15/2023 3,050 (2,253,830) (2,000)
(5) S&P 500® Index 12/15/2023 3,125 (2,253,830) (2,275)
(5) S&P 500® Index 12/15/2023 3,400 (2,253,830) (3,625)
(5) S&P 500® Index 06/21/2024 3,075 (2,253,830) (11,450)
(5) S&P 500® Index 06/21/2024 3,125 (2,253,830) (12,225)
(5) S&P 500® Index 06/21/2024 3,150 (2,253,830) (12,650)
(5) S&P 500® Index 06/21/2024 3,250 (2,253,830) (14,475)
(5) S&P 500® Index 06/21/2024 3,300 (2,253,830) (15,525)
(5) S&P 500® Index 06/24/2024 3,375 (2,253,830) (17,225)
(5) S&P 500® Index 06/24/2024 3,500 (2,253,830) (20,500)
(5) S&P 500® Index 12/23/2024 3,500 (2,253,830) (36,825)
(5) S&P 500® Index 12/23/2024 3,650 (2,253,830) (44,350)
(282,300)
TOTAL CALL WRITTEN OPTIONS (Premiums
Received- $1,279,725) (877,050)